Note 6 - Commitments and Contingencies (Details) - Future Minimum Lease Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Commitments [Abstract]
2014	$ 466
2015	350
2016	350
2017	58
$ 1,224